UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Jay Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2020

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments.

Convergence Long/Short Equity Fund
Schedule of Investments
February 29, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS* - 129.85%
Accommodation - 0.51%
MGM Resorts International	9,208	$226,148

Administrative and Support Services - 2.34%
ManpowerGroup, Inc.	2,069	157,120
MasterCard, Inc. - Class A	2,527	733,461
TransUnion	1,727	153,565
		1,044,146
Air Transportation - 1.16%
Delta Air Lines, Inc.	5,711	263,448
United Continental Holdings, Inc. (a)	4,140	254,983
		518,431
Ambulatory Health Care Services - 2.16%
DaVita, Inc. (a)	6,593	511,749
Medpace Holdings, Inc. (a)	5,013	450,869
		962,618
Amusement, Gambling, and Recreation Industries - 0.61%
WW International, Inc. (a)	9,018	270,540

Beverage and Tobacco Product Manufacturing - 2.53%
Coca-Cola Co.	9,722	520,030
Philip Morris International, Inc.	7,459	610,668
		1,130,698
Broadcasting (except Internet) - 2.98%
Discovery Communications, Inc. - Class A (a)	25,605	658,049
DISH Network Corp. - Class A (a)	20,015	670,902
		1,328,951
Building Material and Garden Equipment and Supplies Dealers - 3.80%
BMC Stock Holdings, Inc. (a)	12,963	317,982
Home Depot, Inc.	4,461	971,785
Lowe's Companies, Inc.	3,810	406,032
		1,695,799
Chemical Manufacturing - 9.58%
AbbVie, Inc.	6,319	541,601
Amgen, Inc.	2,673	533,878
Biogen, Inc. (a)	1,761	543,076
Bristol-Myers Squibb Co.	9,166	541,344
Element Solutions, Inc. (a)	21,739	225,868
Innospec, Inc.	2,547	220,417
Johnson & Johnson	3,828	514,789
Merck & Co, Inc.	6,121	468,624
Mylan NV (a)(c)	26,409	453,971
PPG Industries, Inc.	2,266	236,684
		4,280,252

Computer and Electronic Product Manufacturing - 18.39%
Alphabet, Inc. - Class A (a)	625	837,031
Alphabet, Inc. - Class C (a)	701	938,871
Apple, Inc. (b)	5,802	1,586,034
Cisco Systems, Inc. (b)	20,220	807,384
Fortinet, Inc. (a)	6,676	681,353
HP, Inc.	15,311	318,316
Intel Corp.	10,951	608,000
Jabil, Inc.	14,908	477,801
Lam Research Corp.	2,086	612,095
Medtronic PLC (c)	4,536	456,639
QUALCOMM, Inc.	7,619	596,568
Raytheon Co.	1,525	287,554
		8,207,646
Construction of Buildings - 1.77%
KB Home	5,720	186,415
Meritage Homes Corp. (a)	3,439	218,238
PulteGroup, Inc.	5,028	202,126
TRI Pointe Group, Inc. (a)	11,950	183,194
		789,973
Credit Intermediation and Related Activities - 8.00%
Bank of America Corp.	24,078	686,223
Citigroup, Inc.	9,895	627,937
Comerica, Inc.	2,730	143,707
First Horizon National Corp.	14,416	192,165
KeyCorp	12,106	197,933
OneMain Holdings, Inc.	11,485	422,074
Regions Financial Corp.	14,806	200,177
State Street Corp.	6,367	433,656
Wells Fargo & Co.	16,304	666,019
		3,569,891
Data Processing, Hosting and Related Services - 2.73%
Hewlett Packard Enterprise Co.	38,824	496,559
Visa, Inc. - Class A	3,983	723,950
		1,220,509
Electrical Equipment, Appliance, and Component Manufacturing - 2.14%
Generac Holdings, Inc. (a)	3,242	333,894
Synaptics, Inc. (a)	9,406	621,266
		955,160
Fabricated Metal Product Manufacturing - 1.79%
Atkore International Group, Inc. (a)	9,519	351,346
Axalta Coating Systems Ltd. (a)(c)	8,780	218,798
Crown Holdings, Inc. (a)	3,233	227,927
		798,071
Food Services and Drinking Places - 1.08%
Bloomin' Brands, Inc.	13,706	246,571
Domino's Pizza, Inc.	704	238,980
		485,551
Furniture and Related Product Manufacturing - 0.76%
Fortune Brands Home & Security, Inc.	5,496	339,378

General Merchandise Stores - 2.20%
Target Corp.	5,319	547,857
Wal-Mart, Inc.	4,030	433,950
		981,807
Hospitals - 0.93%
Tenet Healthcare Corp. (a)	15,829	415,986

Insurance Carriers and Related Activities - 6.98%
Allstate Corp.	2,875	302,594
American Equity Investment Life Holding Co.	11,779	297,773
Equitable Holdings, Inc.	20,303	434,484
Everest Re Group Ltd. (c)	1,270	314,808
Humana, Inc.	1,601	511,808
MetLife, Inc.	7,595	324,458
MGIC Investment Corp.	13,463	161,960
Prudential Financial, Inc.	3,749	282,862
UnitedHealth Group, Inc.	1,898	483,914
		3,114,661
Machinery Manufacturing - 1.55%
Illinois Tool Works, Inc.	2,151	360,895
Nordson Corp.	2,291	332,882
		693,777
Management of Companies and Enterprises - 0.70%
Citizens Financial Group, Inc.	9,928	314,618

Merchant Wholesalers, Durable Goods - 0.78%
Builders FirstSource, Inc. (a)	15,237	346,032

Merchant Wholesalers, Nondurable Goods - 7.38%
AmerisourceBergen Corp.	5,897	497,235
Cardinal Health, Inc.	9,818	511,713
McKesson Corp.	3,158	441,678
Procter & Gamble Co.	4,451	503,987
Sysco Corp.	5,647	376,373
Vector Group Ltd.	42,322	491,782
World Fuel Services Corp.	16,575	468,741
		3,291,509
Mining (except Oil and Gas) - 0.50%
Summit Materials, Inc. - Class A (a)	11,400	222,756

Motor Vehicle and Parts Dealers - 0.91%
Asbury Automotive Group, Inc. (a)	4,603	408,010

Nonstore Retailers - 2.79%
Amazon.com, Inc. (a)	660	1,243,275

Other Information Services - 1.81%
Facebook, Inc. - Class A (a)	4,195	807,412

Paper Manufacturing- 1.08%
Kimberly-Clark Corp.	3,662	480,418

Performing Arts, Spectator Sports, and Related Industries - 1.77%
Electronic Arts, Inc. (a)	7,814	792,105

Petroleum and Coal Products Manufacturing - 3.32%
HollyFrontier Corp.	15,130	509,579
Marathon Petroleum Corp.	10,215	484,395
Valero Energy Corp.	7,397	490,051
		1,484,025
Primary Metal Manufacturing - 1.34%
Gibraltar Industries, Inc. (a)	7,021	355,754
Reliance Steel & Aluminum Co.	2,352	240,586
		596,340
Printing and Related Support Activities - 0.44%
Cimpress PLC (a)(c)	1,683	195,918

Professional, Scientific, and Technical Services - 5.66%
Amdocs Ltd. (c)	11,448	729,810
H&R Block, Inc.	12,357	255,419
International Business Machines Corp.	5,627	732,354
Mobile Mini, Inc.	4,595	179,159
VMware, Inc. - Class A (a)(b)	5,208	627,668
		2,524,410
Publishing Industries (except Internet) - 8.31%
Cadence Design Systems, Inc. (a)	10,795	713,981
Citrix Systems, Inc.	7,070	730,967
Microsoft Corp. (b)	4,834	783,157
NortonLifeLock, Inc.	40,753	775,530
Oracle Corp.	14,278	706,190
		3,709,825
Rail Transportation - 0.61%
CSX Corp.	3,884	273,628

Real Estate - 1.01%
CBRE Group, Inc. - Class A (a)	4,088	229,500
Jones Lang LaSalle, Inc.	1,507	222,689
		452,189
Rental and Leasing Services - 0.85%
Navient Corp.	33,864	380,293

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.37%
Ameriprise Financial, Inc.	2,979	420,933
Gilead Sciences, Inc.	8,679	601,976
Morgan Stanley	11,014	495,960
S&P Global, Inc.	1,630	433,433
		1,952,302
Telecommunications - 2.59%
AT&T, Inc.	32,801	1,155,251

Transportation Equipment Manufacturing - 2.54%
Lockheed Martin Corp.	897	331,773
Thor Industries, Inc.	3,243	244,555
United Technologies Corp.	2,591	338,359
Winnebago Industries, Inc.	4,197	217,782
		1,132,469
Truck Transportation - 0.70%
Landstar System, Inc.	3,094	312,401

Utilities - 4.46%
Entergy Corp.	3,489	407,899
MDU Resources Group, Inc.	14,922	413,787
NextEra Energy, Inc.	1,558	393,800
NRG Energy, Inc.	10,459	347,343
Southern Co.	7,072	426,866
		1,989,695
Waste Management and Remediation Services - 1.10%
Darling Ingredients, Inc. (a)	19,185	493,055

Wood Product Manufacturing - 0.84%
Universal Forest Products, Inc.	7,978	373,849

TOTAL COMMON STOCKS (Cost $55,493,788)		57,961,778

REAL ESTATE INVESTMENT TRUSTS* - 4.56%
Real Estate - 4.56%
EastGroup Properties, Inc.	1,795	225,685
Equity Commonwealth	6,914	217,514
Equity Lifestyle Properties, Inc.	3,675	251,113
First Industrial Realty Trust, Inc.	6,137	236,275
Lexington Realty Trust	22,485	233,169
Life Storage, Inc.	2,354	254,021
Mack-Cali Realty Corp.	9,002	170,858
Piedmont Office Realty Trust, Inc. - Class A	10,694	230,883
Vornado Realty Trust	4,049	216,945
		2,036,463
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,165,440)		2,036,463

SHORT-TERM INVESTMENTS - 0.02%
First American Government Obligations Fund - Class X, 1.493% (b)(d)	10,458	10,458
TOTAL SHORT-TERM INVESTMENTS (Cost $10,458)		10,458

Total Investments (Cost $57,669,686) - 134.43%		60,008,699
Liabilities in Excess of Other Assets - (34.43)%		(15,370,535)
TOTAL NET ASSETS - 100.00%		$44,638,164

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $55,594,979 are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	Seven day yield as of February 29, 2020.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

Convergence Long/Short Equity Fund
Schedule of Securities Sold Short
February 29, 2020 (Unaudited)

SECURITIES SOLD SHORT - (53.85)%	Shares	Value
COMMON STOCKS (50.76)%
Accommodation - (0.37)%
Extended Stay America, Inc.	(7,644)	$(83,931)
Red Rock Resorts, Inc. - Class A	(4,026)	(82,976)
		(166,907)
Administrative and Support Services - (0.59)%
Green Dot Corp. - Class A	(4,456)	(152,217)
TriNet Group, Inc.	(1,187)	(62,745)
US Ecology, Inc.	(1,167)	(49,084)
		(264,046)
Ambulatory Health Care Services - (0.42)%
Guardant Health, Inc.	(2,188)	(190,268)

Animal Production and Aquaculture - (0.28)%
Cal-Maine Foods, Inc.	(3,614)	(126,092)

Apparel Manufacturing - (0.27)%
Columbia Sportswear Co.	(727)	(59,105)
Under Armour, Inc. - Class C	(4,968)	(62,001)
		(121,106)
Beverage and Tobacco Product Manufacturing - (0.62)%
Boston Beer Company, Inc. - Class A	(362)	(134,226)
Keurig Dr Pepper, Inc.	(5,084)	(141,742)
		(275,968)
Broadcasting (except Internet) - (0.98)%
Roku, Inc.	(1,918)	(218,019)
Spotify Technology SA (a)	(1,599)	(219,255)
		(437,274)
Chemical Manufacturing - (5.23)%
Agios Pharmaceuticals, Inc.	(2,027)	(96,242)
Albemarle Corp.	(974)	(79,722)
Bluebird Bio, Inc.	(2,177)	(157,462)
Blueprint Medicines Corp.	(2,123)	(114,918)
Cabot Microelectronics Corp.	(1,374)	(191,370)
Chemours Co.	(6,045)	(89,828)
Deciphera Pharmaceuticals, Inc.	(1,998)	(106,374)
DuPont de Nemours, Inc.	(1,776)	(76,190)
Fate Therapeutics, Inc.	(3,364)	(98,229)
Forty Seven, Inc.	(1,483)	(86,014)
Global Blood Therapeutics, Inc.	(1,790)	(114,488)
Immunomedics, Inc.	(6,304)	(100,864)
INSMED, Inc.	(3,517)	(87,573)
Linde PLC (a)	(411)	(78,505)
Moderna, Inc.	(2,667)	(69,155)
Mosaic Co.	(4,923)	(83,839)
MyoKardia, Inc.	(1,691)	(107,192)
Nektar Therapeutics	(6,440)	(134,016)
Olin Corp.	(5,835)	(94,469)
Principia Biopharma, Inc.	(1,623)	(104,781)
Sage Therapeutics, Inc.	(2,036)	(95,692)
Trex Company, Inc.	(1,118)	(106,937)
Tricida, Inc.	(1,891)	(60,096)
		(2,333,956)

Computer and Electronic Product Manufacturing - (3.48)%
Cree, Inc.	(4,455)	(199,272)
Cubic Corp.	(2,040)	(111,058)
InterDigital, Inc.	(4,491)	(237,529)
MACOM Technology Solutions Holdings, Inc.	(7,878)	(199,077)
Marvell Technology Group Ltd. (a)	(9,270)	(197,451)
Mercury Systems, Inc.	(1,427)	(104,827)
Pure Storage, Inc. - Class A	(16,625)	(253,698)
ViaSat, Inc.	(4,280)	(246,100)
		(1,549,012)
Credit Intermediation and Related Activities - (2.90)%
Ameris Bancorp	(2,334)	(79,776)
Atlantic Union Bankshares Corp.	(2,695)	(80,149)
Cadence BanCorp	(6,935)	(97,922)
Commerce Bancshares, Inc.	(2,409)	(147,045)
PennyMac Financial Services, Inc.	(2,824)	(99,574)
People's United Financial, Inc.	(10,409)	(145,622)
Prosperity Bancshares, Inc.	(2,394)	(154,653)
Santander Consumer USA Holdings, Inc.	(5,906)	(144,106)
TCF Financial Corp.	(4,340)	(158,151)
TFS Financial Corp.	(6,177)	(126,258)
WSFS Financial Corp.	(1,851)	(63,785)
		(1,297,041)
Data Processing, Hosting and Related Services - (0.62)%
Upwork, Inc.	(5,556)	(48,143)
Yext, Inc.	(15,086)	(228,704)
		(276,847)
Educational Services - (0.18)%
Grand Canyon Education, Inc.	(1,014)	(81,810)

Electrical Equipment, Appliance, and Component Manufacturing - (1.20)%
Energizer Holdings, Inc.	(4,571)	(196,507)
GrafTech International Ltd.	(12,160)	(99,226)
Novanta, Inc. (a)	(2,707)	(241,491)
		(537,224)
Electronics and Appliance Stores - (0.52)%
Smartsheet, Inc. - Class A	(4,981)	(230,620)

Food and Beverage Stores - (0.96)%
Grocery Outlet Holding Corp.	(5,511)	(174,423)
GrubHub, Inc.	(5,260)	(253,059)
		(427,482)
Food Manufacturing - (0.96)%
Freshpet, Inc.	(2,121)	(140,962)
Post Holdings, Inc.	(1,433)	(145,106)
Simply Good Foods Co.	(6,369)	(140,500)
		(426,568)
Food Services and Drinking Places - (0.21)%
Shake Shack, Inc. - Class A	(1,530)	(90,943)

General Merchandise Stores - (1.41)%
BJ's Wholesale Club Holdings, Inc.	(8,402)	(161,823)
Dollar Tree, Inc.	(2,814)	(233,646)
Ollie's Bargain Outlet Holdings, Inc.	(4,655)	(236,800)
		(632,269)
Insurance Carriers and Related Activities - (1.37)%
American International Group, Inc.	(2,258)	(95,197)
Cincinnati Financial Corp.	(1,269)	(118,322)
Kemper Corp.	(1,661)	(114,343)
Loews Corp.	(2,100)	(95,823)
Renaissancere Holdings Ltd. (a)	(545)	(92,868)
White Mountains Insurance Group Ltd. (a)	(94)	(93,069)
		(609,622)

Leather and Allied Product Manufacturing - (0.14)%
Tapestry, Inc.	(2,581)	(60,524)

Machinery Manufacturing - (1.56)%
Altra Industrial Motion Corp.	(3,252)	(97,950)
Chart Industries, Inc.	(1,909)	(108,661)
Glaukos Corp.	(2,746)	(120,769)
II-VI, Inc.	(8,865)	(263,202)
Middleby Corp.	(960)	(107,338)
		(697,920)
Management of Companies and Enterprises - (0.21)%
Cullen/Frost Bankers, Inc.	(1,209)	(94,774)

Merchant Wholesalers, Durable Goods - (0.82)%
Jefferies Financial Group, Inc.	(7,442)	(146,681)
Sunrun, Inc.	(5,515)	(106,660)
Trinity Industries, Inc.	(5,413)	(110,155)
		(363,496)
Merchant Wholesalers, Nondurable Goods - (1.05)%
Allakos, Inc.	(1,916)	(119,424)
Capri Holdings Ltd. (a)	(2,593)	(66,951)
Nu Skin Enterprises, Inc. - Class A	(8,093)	(198,441)
Wingstop, Inc.	(979)	(82,677)
		(467,493)
Miscellaneous Manufacturing - (2.01)%
DexCom, Inc.	(600)	(165,600)
Inspire Medical Systems, Inc.	(1,907)	(163,754)
Insulet Corp.	(893)	(169,644)
Merit Medical Systems, Inc.	(4,521)	(162,801)
Tandem Diabetes Care, Inc.	(2,226)	(166,193)
YETI Holdings, Inc.	(2,225)	(67,306)
		(895,298)
Motion Picture and Sound Recording Industries - (0.85)%
ViacomCBS, Inc.	(7,721)	(190,014)
World Wrestling Entertainment, Inc.	(4,022)	(188,109)
		(378,123)
Motor Vehicle and Parts Dealers - (0.98)%
Cargurus, Inc.	(7,763)	(197,879)
Carvana Co.	(2,906)	(240,937)
		(438,816)
Nonstore Retailers - (0.98)%
Etsy, Inc.	(4,056)	(234,477)
Wayfair, Inc. - Class A	(3,197)	(202,083)
		(436,560)
Nursing and Residential Care Facilities - (0.39)%
Ensign Group, Inc.	(3,862)	(171,859)

Oil and Gas Extraction - (1.43)%
Apache Corp.	(5,983)	(149,096)
Concho Resources, Inc.	(2,326)	(158,215)
Occidental Petroleum Corp.	(5,165)	(169,102)
PDC Energy, Inc.	(8,552)	(162,745)
		(639,158)

Other Information Services - (1.12)%
Chegg, Inc.	(2,238)	(87,752)
Twitter, Inc.	(7,064)	(234,525)
Zillow Group, Inc. - Class A	(3,196)	(177,921)
		(500,198)
Performing Arts, Spectator Sports, and Related Industries - (0.45)%
Live Nation Entertainment, Inc.	(3,334)	(202,607)

Petroleum and Coal Products Manufacturing - (0.17)%
Quaker Chemical Corp.	(471)	(74,215)

Plastics and Rubber Products Manufacturing - (0.26)%
Proto Labs, Inc.	(1,317)	(115,422)

Primary Metal Manufacturing - (0.72)%
Alcoa Corp.	(5,616)	(77,894)
Viavi Solutions, Inc.	(18,713)	(246,824)
		(324,718)
Professional, Scientific, and Technical Services - (3.16)%
Allogene Therapeutics, Inc.	(4,764)	(128,628)
Elastic NV (a)	(3,154)	(232,954)
Epizyme, Inc.	(3,563)	(76,355)
Fluor Corp.	(6,768)	(63,078)
Invitae Corp.	(4,381)	(89,285)
Nutanix, Inc. - Class A	(7,703)	(183,640)
Pluralsight, Inc. - Class A	(13,154)	(234,536)
Virtu Financial, Inc. - Class A	(8,089)	(152,154)
Zscaler, Inc.	(4,785)	(248,772)
		(1,409,402)
Publishing Industries (except Internet) - (3.16)%
Coupa Software, Inc.	(1,477)	(221,181)
MongoDB, Inc.	(1,607)	(245,068)
New York Times Co. - Class A	(6,642)	(248,809)
Splunk, Inc.	(1,636)	(241,032)
Tenable Holdings, Inc.	(9,183)	(225,167)
Varonis Systems, Inc.	(2,858)	(229,269)
		(1,410,526)
Real Estate - (0.17)%
Kennedy-Wilson Holdings, Inc.	(3,862)	(78,051)

Religious, Grantmaking, Civic, Professional, and Similar Organizations - (0.36)%
HealthEquity, Inc.	(2,283)	(162,070)

Rental and Leasing Services - (0.78)%
AMERCO	(372)	(119,974)
GATX Corp.	(1,646)	(117,738)
Hertz Global Holdings, Inc.	(8,383)	(107,219)
		(344,931)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (0.59)%
Evercore, Inc. - Class A	(2,200)	(146,564)
WillScot Corp.	(6,683)	(117,220)
		(263,784)
Support Activities for Mining - (0.38)%
Diamondback Energy, Inc.	(2,725)	(168,950)

Telecommunications - (2.61)%
8x8, Inc.	(12,166)	(225,071)
GCI Liberty, Inc. - Class A	(3,247)	(224,400)
Iridium Communications, Inc.	(8,689)	(235,211)
RingCentral, Inc. - Class A	(963)	(227,027)
Twilio, Inc. - Class A	(2,202)	(248,033)
		(1,159,742)
Transit and Ground Passenger Transportation - (0.50)%
Lyft, Inc. - Class A	(2,881)	(109,824)
Uber Technologies, Inc.	(3,411)	(115,530)
		(225,354)
Transportation Equipment Manufacturing - (0.90)%
Boeing Co.	(379)	(104,267)
Fox Factory Holding Corp.	(1,443)	(91,486)
Tesla, Inc.	(136)	(90,847)
Westinghouse Air Brake Technologies Corp.	(1,783)	(122,492)
		(409,092)
Utilities - (2.21)%
ALLETE, Inc.	(1,900)	(131,081)
Edison International	(1,917)	(128,803)
Evergy, Inc.	(2,077)	(135,732)
First Solar, Inc.	(4,239)	(194,019)
South Jersey Industries, Inc.	(4,713)	(127,487)
TerraForm Power, Inc. - Class A	(7,036)	(132,206)
Vistra Energy Corp.	(7,167)	(137,822)
		(987,150)
Waste Management and Remediation Services - (0.23)%
Casella Waste Systems, Inc.	(1,006)	(48,741)
Covanta Holding Corp.	(3,999)	(53,426)
		(102,167)
TOTAL COMMON STOCKS (Proceeds $24,896,693)		(22,657,455)

REAL ESTATE INVESTMENT TRUSTS (3.09)%
Hospitals - (0.16)%
Omega Healthcare Investors, Inc.	(1,845)	(73,062)

Professional Scientific and Technical Services - (0.38%)
Extra Space Storage, Inc.	(928)	(93,134)
Outfront Media, Inc.	(2,979)	(78,467)
		(171,601)
Real Estate - (2.34)%
AGNC Investment Corp.	(8,825)	(150,378)
Apartment Investment & Management Co. - Class A	(1,575)	(75,348)
Colony Credit Real Estate, Inc.	(12,947)	(164,815)
CubeSmart	(3,099)	(93,807)
Macerich Co.	(3,997)	(81,619)
Pebblebrook Hotel Trust	(3,713)	(75,040)
Redwood Trust, Inc.	(9,056)	(154,676)
Retail Opportunity Investments Corp.	(5,090)	(76,350)
Safehold, Inc.	(1,424)	(77,779)
Ventas, Inc.	(1,747)	(93,936)
		(1,043,748)
Telecommunications - (0.21)%
SBA Communications Corp.	(348)	(92,251)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,532,938)		(1,380,662)
Total Securities Sold Short (Proceeds $26,429,631)		$(24,038,117)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.
SA	Generally designates a type of corporation in various countries, mostly those employing a civil law legal system.

Convergence Market Neutral Fund
Schedule of Investments
February 29, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS* - 96.30%
Accommodation - 0.75%
MGM Resorts International	15,478	$380,140

Administrative and Support Services - 2.20%
ManpowerGroup, Inc.	4,446	337,629
MasterCard, Inc. - Class A	1,543	447,856
TransUnion	3,761	334,428
		1,119,913
Air Transportation - 1.23%
Delta Air Lines, Inc.	6,846	315,806
United Continental Holdings, Inc. (a)	5,080	312,877
		628,683
Ambulatory Health Care Services - 1.60%
DaVita, Inc. (a)	5,062	392,912
Medpace Holdings, Inc. (a)	4,678	420,740
		813,652
Amusement, Gambling, and Recreation Industries - 0.76%
WW International, Inc. (a)	12,927	387,810

Beverage and Tobacco Product Manufacturing - 1.47%
Coca-Cola Co.	6,980	373,360
Philip Morris International, Inc.	4,618	378,076
		751,436
Broadcasting (except Internet) - 1.20%
Discovery Communications, Inc. - Class A (a)	11,263	289,459
DISH Network Corp. - Class A (a)	9,538	319,714
		609,173
Building Material and Garden Equipment and Supplies Dealers - 2.26%
BMC Stock Holdings, Inc. (a)	16,884	414,165
Home Depot, Inc.	1,674	364,664
Lowe's Companies, Inc.	3,447	367,347
		1,146,176
Chemical Manufacturing - 8.17%
AbbVie, Inc.	5,053	433,093
Amgen, Inc.	2,180	435,411
Biogen, Inc. (a)	1,413	435,755
Bristol-Myers Squibb Co.	7,383	436,040
Element Solutions, Inc. (a)	36,431	378,518
Innospec, Inc.	4,478	387,526
Johnson & Johnson	3,153	424,015
Merck & Co, Inc.	5,699	436,315
Mylan NV (a)(c)	23,549	404,807
PPG Industries, Inc.	3,640	380,198
		4,151,678

Computer and Electronic Product Manufacturing - 9.21%
Alphabet, Inc. - Class A (a)	225	301,331
Alphabet, Inc. - Class C (a)	225	301,349
Apple, Inc. (b)	1,533	419,061
Cisco Systems, Inc. (b)	10,333	412,597
Fortinet, Inc. (a)	4,296	438,449
HP, Inc.	18,910	393,139
Intel Corp.	7,027	390,139
Jabil, Inc.	12,742	408,382
Lam Research Corp.	1,347	395,250
Medtronic PLC (c)	3,914	394,022
QUALCOMM, Inc.	5,166	404,498
Raytheon Co.	2,215	417,661
		4,675,878
Construction of Buildings - 3.08%
KB Home	11,781	383,943
Meritage Homes Corp. (a)	6,254	396,879
PulteGroup, Inc.	9,842	395,648
TRI Pointe Group, Inc. (a)	25,472	390,486
		1,566,956
Credit Intermediation and Related Activities - 7.01%
Bank of America Corp.	14,149	403,247
Citigroup, Inc.	6,395	405,826
Comerica, Inc.	7,601	400,117
First Horizon National Corp.	29,588	394,408
KeyCorp	24,665	403,273
OneMain Holdings, Inc.	10,363	380,840
Regions Financial Corp.	29,759	402,342
State Street Corp.	5,470	372,562
Wells Fargo & Co.	9,705	396,449
		3,559,064
Data Processing, Hosting and Related Services - 1.69%
Hewlett Packard Enterprise Co.	32,889	420,650
Visa, Inc. - Class A	2,421	440,041
		860,691
Electrical Equipment, Appliance, and Component Manufacturing - 1.61%
Generac Holdings, Inc. (a)	4,052	417,316
Synaptics, Inc. (a)	6,086	401,980
		819,296
Fabricated Metal Product Manufacturing - 2.30%
Atkore International Group, Inc. (a)	11,666	430,592
Axalta Coating Systems Ltd. (a)(c)	14,528	362,038
Crown Holdings, Inc. (a)	5,368	378,444
		1,171,074
Food Services and Drinking Places - 1.59%
Bloomin' Brands, Inc.	22,771	409,650
Domino's Pizza, Inc.	1,169	396,829
		806,479
Furniture and Related Product Manufacturing - 0.84%
Fortune Brands Home & Security, Inc.	6,870	424,223

General Merchandise Stores - 1.12%
Target Corp.	3,483	358,749
Wal-Mart, Inc.	1,938	208,684
		567,433
Hospitals - 0.76%
Tenet Healthcare Corp. (a)	14,672	385,580

Insurance Carriers and Related Activities - 6.93%
Allstate Corp.	3,634	382,479
American Equity Investment Life Holding Co.	14,906	376,824
Equitable Holdings, Inc.	18,291	391,427
Everest Re Group Ltd. (c)	1,535	380,496
Humana, Inc.	1,263	403,756
MetLife, Inc.	9,102	388,837
MGIC Investment Corp.	33,673	405,086
Prudential Financial, Inc.	5,153	388,794
UnitedHealth Group, Inc.	1,575	401,562
		3,519,261
Machinery Manufacturing - 1.68%
Illinois Tool Works, Inc.	2,593	435,054
Nordson Corp.	2,864	416,139
		851,193
Management of Companies and Enterprises - 0.79%
Citizens Financial Group, Inc.	12,705	402,621

Merchant Wholesalers, Durable Goods - 0.84%
Builders FirstSource, Inc. (a)	18,890	428,992

Merchant Wholesalers, Nondurable Goods - 4.51%
AmerisourceBergen Corp.	4,499	379,356
Cardinal Health, Inc.	7,593	395,747
McKesson Corp.	2,597	363,216
Procter & Gamble Co.	2,043	231,329
Sysco Corp.	3,071	204,682
Vector Group Ltd.	32,113	373,153
World Fuel Services Corp.	12,074	341,453
		2,288,936
Mining (except Oil and Gas) - 0.73%
Summit Materials, Inc. - Class A (a)	19,082	372,862

Motor Vehicle and Parts Dealers - 0.74%
Asbury Automotive Group, Inc. (a)	4,258	377,429

Nonstore Retailers - 0.71%
Amazon.com, Inc. (a)	191	359,796

Other Information Services - 0.59%
Facebook, Inc. - Class A (a)	1,545	297,366

Paper Manufacturing - 0.45%
Kimberly-Clark Corp.	1,730	226,959

Performing Arts, Spectator Sports, and Related Industries - 0.63%
Electronic Arts, Inc. (a)	3,146	318,910

Petroleum and Coal Products Manufacturing - 2.13%
HollyFrontier Corp.	11,022	371,221
Marathon Petroleum Corp.	7,442	352,900
Valero Energy Corp.	5,389	357,021
		1,081,142

Primary Metal Manufacturing - 1.61%
Gibraltar Industries, Inc. (a)	8,787	445,237
Reliance Steel & Aluminum Co.	3,609	369,165
		814,402
Printing and Related Support Activities - 0.64%
Cimpress PLC (a)(c)	2,803	326,297

Professional, Scientific, and Technical Services - 3.89%
Amdocs Ltd. (c)	6,573	419,029
H&R Block, Inc.	19,117	395,148
International Business Machines Corp.	3,313	431,186
Mobile Mini, Inc.	8,747	341,046
VMware, Inc. - Class A (a)(b)	3,251	391,811
		1,978,220
Publishing Industries (except Internet) - 4.40%
Cadence Design Systems, Inc. (a)	6,648	439,699
Citrix Systems, Inc.	4,283	442,819
Microsoft Corp. (b)	2,788	451,684
NortonLifeLock, Inc.	24,159	459,746
Oracle Corp.	8,872	438,809
		2,232,757
Rail Transportation - 0.63%
CSX Corp.	4,531	319,209

Real Estate - 1.64%
CBRE Group, Inc. - Class A (a)	7,341	412,124
Jones Lang LaSalle, Inc.	2,863	423,065
		835,189
Rental and Leasing Services - 0.77%
Navient Corp.	34,767	390,433

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.11%
Ameriprise Financial, Inc.	2,684	379,249
Gilead Sciences, Inc.	6,197	429,824
Morgan Stanley	8,640	389,059
S&P Global, Inc.	1,434	381,315
		1,579,447
Telecommunications - 0.92%
AT&T, Inc.	13,283	467,827

Transportation Equipment Manufacturing - 2.80%
Lockheed Martin Corp.	1,084	400,939
Thor Industries, Inc.	4,013	302,620
United Technologies Corp.	3,238	422,851
Winnebago Industries, Inc.	5,719	296,759
		1,423,169
Truck Transportation - 0.65%
Landstar System, Inc.	3,263	329,465

Utilities - 4.05%
Entergy Corp.	3,477	406,496
MDU Resources Group, Inc.	15,020	416,505
NextEra Energy, Inc.	1,702	430,197
NRG Energy, Inc.	12,098	401,775
Southern Co.	6,648	401,273
		2,056,246
Waste Management and Remediation Services - 0.78%
Darling Ingredients, Inc. (a)	15,331	394,007

Wood Product Manufacturing - 0.83%
Universal Forest Products, Inc.	8,992	421,365

TOTAL COMMON STOCKS (Cost $49,819,866)		48,918,835

REAL ESTATE INVESTMENT TRUSTS* - 7.21%
Real Estate - 7.21%
EastGroup Properties, Inc.	3,238	407,114
Equity Commonwealth (a)	13,043	410,333
Equity Lifestyle Properties, Inc.	5,924	404,787
First Industrial Realty Trust, Inc.	10,099	388,812
Lexington Realty Trust	40,461	419,580
Life Storage, Inc.	3,874	418,043
Mack-Cali Realty Corp.	21,350	405,223
Piedmont Office Realty Trust, Inc. - Class A	18,494	399,285
Vornado Realty Trust	7,625	408,548
		3,661,725
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,883,141)		3,661,725

Total Investments (Cost $53,703,007) - 103.51%		52,580,560
Liabilities in Excess of Other Assets - (3.51)%		(1,782,489)
TOTAL NET ASSETS - 100.00%		$50,798,071

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $49,255,660 are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

Convergence Market Neutral Fund
Schedule of Securities Sold Short
February 29, 2020 (Unaudited)

SECURITIES SOLD SHORT - (76.14)%	Shares	Value
COMMON STOCKS (68.80)%
Accommodation - (0.95)%
Extended Stay America, Inc.	(22,574)	$(247,863)
Red Rock Resorts, Inc. - Class A	(11,380)	(234,542)
		(482,405)
Administrative and Support Services - (1.26)%
Green Dot Corp. - Class A	(7,367)	(251,657)
TriNet Group, Inc.	(3,833)	(202,612)
US Ecology, Inc.	(4,451)	(187,209)
		(641,478)
Ambulatory Health Care Services - (0.57)%
Guardant Health, Inc.	(3,291)	(286,185)

Animal Production and Aquaculture - (0.35)%
Cal-Maine Foods, Inc.	(5,167)	(180,277)

Apparel Manufacturing - (0.94)%
Columbia Sportswear Co.	(2,917)	(237,152)
Under Armour, Inc. - Class C	(19,453)	(242,773)
		(479,925)
Beverage and Tobacco Product Manufacturing - (0.71)%
Boston Beer Company, Inc. - Class A	(482)	(178,721)
Keurig Dr Pepper, Inc.	(6,591)	(183,757)
		(362,478)
Broadcasting (except Internet) - (0.60)%
Roku, Inc.	(1,338)	(152,090)
Spotify Technology SA (a)	(1,094)	(150,009)
		(302,099)

Chemical Manufacturing - (8.42)%
Agios Pharmaceuticals, Inc.	(3,403)	(161,574)
Albemarle Corp.	(2,973)	(243,340)
Bluebird Bio, Inc.	(2,272)	(164,334)
Blueprint Medicines Corp.	(2,790)	(151,023)
Cabot Microelectronics Corp.	(1,648)	(229,533)
Chemours Co.	(17,002)	(252,650)
Deciphera Pharmaceuticals, Inc.	(2,965)	(157,857)
DuPont de Nemours, Inc.	(5,330)	(228,657)
Fate Therapeutics, Inc.	(5,270)	(153,884)
Forty Seven, Inc.	(3,110)	(180,380)
Global Blood Therapeutics, Inc.	(2,481)	(158,685)
Immunomedics, Inc.	(9,686)	(154,976)
INSMED, Inc.	(6,270)	(156,123)
Linde PLC (a)	(1,232)	(235,324)
Moderna, Inc.	(5,800)	(150,394)
Mosaic Co.	(14,516)	(247,207)
MyoKardia, Inc.	(2,468)	(156,447)
Nektar Therapeutics	(7,391)	(153,807)
Olin Corp.	(15,580)	(252,241)
Principia Biopharma, Inc.	(2,405)	(155,267)
Sage Therapeutics, Inc.	(2,917)	(137,099)
Trex Company, Inc.	(2,528)	(241,804)
Tricida, Inc.	(4,721)	(150,033)
		(4,272,639)
Computer and Electronic Product Manufacturing - (3.80)%
Cree, Inc.	(5,265)	(235,503)
Cubic Corp.	(4,350)	(236,814)
InterDigital, Inc.	(4,621)	(244,405)
MACOM Technology Solutions Holdings, Inc.	(9,468)	(239,256)
Marvell Technology Group Ltd. (a)	(11,122)	(236,899)
Mercury Systems, Inc.	(3,139)	(230,591)
Pure Storage, Inc. - Class A	(16,670)	(254,384)
ViaSat, Inc.	(4,404)	(253,230)
		(1,931,082)
Credit Intermediation and Related Activities - (5.15)%
Ameris Bancorp	(6,968)	(238,166)
Atlantic Union Bankshares Corp.	(7,941)	(236,165)
Cadence BanCorp	(17,028)	(240,436)
Commerce Bancshares, Inc.	(3,847)	(234,821)
PennyMac Financial Services, Inc.	(7,199)	(253,837)
People's United Financial, Inc.	(16,969)	(237,396)
Prosperity Bancshares, Inc.	(3,619)	(233,787)
Santander Consumer USA Holdings, Inc.	(9,765)	(238,266)
TCF Financial Corp.	(6,380)	(232,487)
TFS Financial Corp.	(11,654)	(238,208)
WSFS Financial Corp.	(6,800)	(234,328)
		(2,617,897)

Data Processing, Hosting and Related Services - (0.89)%
Upwork, Inc.	(22,584)	(195,690)
Yext, Inc.	(16,775)	(254,309)
		(449,999)
Educational Services - (0.48)%
Grand Canyon Education, Inc.	(3,011)	(242,927)

Electrical Equipment, Appliance, and Component Manufacturing - (1.33)%
Energizer Holdings, Inc.	(3,820)	(164,222)
GrafTech International Ltd.	(31,965)	(260,834)
Novanta, Inc. (a)	(2,785)	(248,450)
		(673,506)
Electronics and Appliance Stores - (0.50)%
Smartsheet, Inc. - Class A	(5,539)	(256,456)

Food and Beverage Stores - (0.78)%
Grocery Outlet Holding Corp.	(5,194)	(164,390)
GrubHub, Inc.	(4,874)	(234,488)
		(398,878)
Food Manufacturing - (1.11)%
Freshpet, Inc.	(2,803)	(186,287)
Post Holdings, Inc.	(1,850)	(187,331)
Simply Good Foods Co.	(8,468)	(186,804)
		(560,422)
Food Services and Drinking Places - (0.47)%
Shake Shack, Inc. - Class A	(4,001)	(237,819)
		(237,819)
General Merchandise Stores - (1.18)%
BJ's Wholesale Club Holdings, Inc.	(7,902)	(152,193)
Dollar Tree, Inc.	(2,639)	(219,116)
Ollie's Bargain Outlet Holdings, Inc.	(4,395)	(223,573)
		(594,882)
Insurance Carriers and Related Activities - (2.75)%
American International Group, Inc.	(5,584)	(235,421)
Cincinnati Financial Corp.	(2,482)	(231,422)
Kemper Corp.	(3,435)	(236,465)
Loews Corp.	(5,246)	(239,375)
Renaissancere Holdings Ltd. (a)	(1,352)	(230,381)
White Mountains Insurance Group Ltd. (a)	(226)	(223,763)
		(1,396,827)
Leather and Allied Product Manufacturing - (0.49)%
Tapestry, Inc.	(10,638)	(249,461)

Machinery Manufacturing - (2.33)%
Altra Industrial Motion Corp.	(8,069)	(243,038)
Chart Industries, Inc.	(4,387)	(249,708)
Glaukos Corp.	(4,131)	(181,681)
II-VI, Inc.	(8,957)	(265,933)
Middleby Corp.	(2,196)	(245,535)
		(1,185,895)

Management of Companies and Enterprises - (0.46)%
Cullen/Frost Bankers, Inc.	(2,969)	(232,740)

Merchant Wholesalers, Durable Goods - (1.44)%
Jefferies Financial Group, Inc.	(12,543)	(247,223)
Sunrun, Inc.	(12,300)	(237,882)
Trinity Industries, Inc.	(12,180)	(247,862)
		(732,967)
Merchant Wholesalers, Nondurable Goods - (1.61)%
Allakos, Inc.	(2,440)	(152,085)
Capri Holdings Ltd. (a)	(9,908)	(255,825)
Nu Skin Enterprises, Inc. - Class A	(6,826)	(167,374)
Wingstop, Inc.	(2,890)	(244,061)
		(819,345)
Miscellaneous Manufacturing - (2.98)%
DexCom, Inc.	(902)	(248,952)
Inspire Medical Systems, Inc.	(2,869)	(246,361)
Insulet Corp.	(1,382)	(262,540)
Merit Medical Systems, Inc.	(6,969)	(250,954)
Tandem Diabetes Care, Inc.	(3,384)	(252,649)
YETI Holdings, Inc.	(8,293)	(250,863)
		(1,512,319)
Motion Picture and Sound Recording Industries - (0.59)%
ViacomCBS, Inc. - Class B	(6,160)	(151,598)
World Wrestling Entertainment, Inc.	(3,209)	(150,085)
		(301,683)
Motor Vehicle and Parts Dealers - (0.70)%
Cargurus, Inc.	(5,713)	(145,624)
Carvana Co.	(2,536)	(210,260)
		(355,884)
Nonstore Retailers - (0.84)%
Etsy, Inc.	(3,886)	(224,650)
Wayfair, Inc. - Class A	(3,200)	(202,272)
		(426,922)
Nursing and Residential Care Facilities - (0.48)%
Ensign Group, Inc.	(5,529)	(246,041)

Oil and Gas Extraction - (1.70)%
Apache Corp.	(8,288)	(206,537)
Concho Resources, Inc.	(3,222)	(219,160)
Occidental Petroleum Corp.	(6,532)	(213,858)
PDC Energy, Inc.	(11,846)	(225,429)
		(864,984)
Other Information Services - (1.08)%
Chegg, Inc.	(6,325)	(248,003)
Twitter, Inc.	(4,458)	(148,006)
Zillow Group, Inc. - Class A	(2,707)	(150,699)
		(546,708)

Performing Arts, Spectator Sports, and Related Industries - (0.30)%
Live Nation Entertainment, Inc.	(2,548)	(154,842)

Petroleum and Coal Products Manufacturing - (0.46)%
Quaker Chemical Corp.	(1,471)	(231,785)

Plastics and Rubber Products Manufacturing - (0.47)%
Proto Labs, Inc.	(2,734)	(239,608)

Primary Metal Manufacturing - (0.99)%
Alcoa Corp.	(17,848)	(247,552)
Viavi Solutions, Inc.	(19,253)	(253,947)
		(501,499)
Professional, Scientific, and Technical Services - (3.92)%
Allogene Therapeutics, Inc.	(5,854)	(158,058)
Elastic NV (a)	(3,507)	(259,027)
Epizyme, Inc.	(7,412)	(158,839)
Fluor Corp.	(25,108)	(234,006)
Invitae Corp.	(7,328)	(149,345)
Nutanix, Inc. - Class A	(10,828)	(258,140)
Pluralsight, Inc. - Class A	(14,626)	(260,782)
Virtu Financial, Inc. - Class A	(13,375)	(251,584)
Zscaler, Inc.	(5,072)	(263,693)
		(1,993,474)
Publishing Industries (except Internet) - (2.77)%
Coupa Software, Inc.	(1,642)	(245,890)
MongoDB, Inc.	(1,680)	(256,200)
New York Times Co. - Class A	(3,969)	(148,679)
Splunk, Inc.	(1,718)	(253,113)
Tenable Holdings, Inc.	(10,210)	(250,349)
Varonis Systems, Inc.	(3,177)	(254,859)
		(1,409,090)
Real Estate - (0.53)%
Kennedy-Wilson Holdings, Inc.	(13,428)	(271,380)

Religious, Grantmaking, Civic, Professional, and Similar Organizations - (0.48)%
HealthEquity, Inc.	(3,434)	(243,780)

Rental and Leasing Services - (1.46)%
AMERCO	(800)	(258,007)
GATX Corp.	(3,458)	(247,351)
Hertz Global Holdings, Inc.	(18,269)	(233,661)
		(739,019)
Support Activites for Mining - (0.43)%
Diamondback Energy, Inc.	(3,493)	(216,566)

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (0.97)%
Evercore, Inc. - Class A	(3,637)	(242,297)
WillScot Corp.	(14,321)	(251,190)
		(493,487)
Telecommunications - (2.15)%
8x8, Inc.	(13,528)	(250,268)
GCI Liberty, Inc. - Class A	(2,362)	(163,238)
Iridium Communications, Inc.	(6,252)	(169,242)
RingCentral, Inc. - Class A	(1,070)	(252,252)
Twilio, Inc. - Class A	(2,275)	(256,255)
		(1,091,255)

Transit and Ground Passenger Transportation - (0.97)%
Lyft, Inc. - Class A	(6,359)	(242,405)
Uber Technologies, Inc.	(7,403)	(250,740)
		(493,145)
Transportation Equipment Manufacturing - (1.81)%
Boeing Co.	(866)	(238,245)
Fox Factory Holding Corp.	(3,352)	(212,517)
Tesla, Inc.	(325)	(217,097)
Westinghouse Air Brake Technologies Corp.	(3,629)	(249,312)
		(917,171)
Utilities - (3.40)%
ALLETE, Inc.	(3,547)	(244,708)
Edison International	(3,697)	(248,401)
Evergy, Inc.	(3,876)	(253,297)
First Solar, Inc.	(5,165)	(236,402)
South Jersey Industries, Inc.	(8,861)	(239,690)
TerraForm Power, Inc. - Class A	(13,888)	(260,955)
Vistra Energy Corp.	(12,614)	(242,567)
		(1,726,020)
Waste Management and Remediation Services - (0.75)%
Casella Waste Systems, Inc.	(3,909)	(189,391)
Covanta Holding Corp.	(14,397)	(192,344)
		(381,735)
TOTAL COMMON STOCKS (Proceeds $38,029,676)		(34,946,986)

REAL ESTATE INVESTMENT TRUSTS (7.34)%
Hospitals - (0.52%)
Omega Healthcare Investors, Inc.	(6,637)	(262,825)

Real Estate - (5.23%)
AGNC Investment Corp.	(14,231)	(242,496)
Apartment Investment & Management Co. - Class A	(5,593)	(267,569)
Colony Credit Real Estate, Inc.	(20,625)	(262,556)
CubeSmart	(9,080)	(274,852)
Macerich Co.	(12,963)	(264,704)
Pebblebrook Hotel Trust	(13,332)	(269,440)
Redwood Trust, Inc.	(15,068)	(257,361)
Retail Opportunity Investments Corp.	(18,077)	(271,155)
Safehold, Inc.	(5,056)	(276,158)
Ventas, Inc.	(5,036)	(270,786)
		(2,657,077)
Professional Scientific and Technical Services - (1.06)%
Extra Space Storage, Inc.	(2,751)	(276,091)
Outfront Media, Inc.	(10,077)	(265,428)
		(541,519)
Telecommunications - (0.53)%
SBA Communications Corp.	(1,019)	(270,127)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $4,221,025)		(3,731,548)
Total Securities Sold Short (Proceeds $42,250,701)		$(38,678,534)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.
SA	Generally designates a type of corporation in various countries, mostly those employing a civil law legal system.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices on such day or (ii) the last sales price on the Composite
Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service.”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service.
Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity. In the absence of available quotations, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2020 in valuing the Funds' investments carried at fair value:

Convergence Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$57,961,778	$-	$-	$57,961,778
Real Estate Investment Trusts	2,036,463	-	-	2,036,463
Short-Term Investments	10,458	-	-	10,458
Total Assets	$60,008,699	$-	$-	$60,008,699

Liabilities:
Securities Sold Short
Common Stocks*	$(22,657,455)	$-	$-	$(22,657,455)
Real Estate Investment Trusts	(1,380,662)	-	-	(1,380,662)
Total Securities Sold Short	$(24,038,117)	$-	$-	$(24,038,117)
Total Liabilities	$(24,038,117)	$-	$-	$(24,038,117)

Convergence Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$48,918,835	$-	$-	$48,918,835
Real Estate Investment Trusts	3,661,725	-	-	3,661,725
Total Assets	$52,580,560	$-	$-	$52,580,560

Liabilities:
Securities Sold Short
Common Stocks*	$(34,946,986)	$-	$-	$(34,946,986)
Real Estate Investment Trusts	(3,731,548)	-	-	(3,731,548)
Total Securities Sold Short	$(38,678,534)	$-	$-	$(38,678,534)
Total Liabilities	$(38,678,534)	$-	$-	$(38,678,534)

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund's did not hold any investments during the period ended February 29, 2020 with significant unobservable inputs which would be classified as Level 3.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 29, 2020.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers
By (Signature and Title)  /s/ John Buckel
John Buckel, President

Date 4/27/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date 4/27/2020

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date 4/27/2020

* Print the name and title of each signing officer under his or her signature.